CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 168,637		$ 139,707		$ 336,650		$ 260,327
COST OF REVENUES	140,299		119,333		285,564		209,408
GROSS PROFIT	28,338		20,374		51,086		50,919
OPERATING COSTS AND EXPENSES
Research and development	7,582		5,457		15,582		11,081
Marketing, general and administrative	9,695		10,948		22,195		20,517
Acquisition related and reorganization costs	5,789		1,493		5,789		1,493
TOTAL OPERATING COSTS AND EXPENSES	23,066		17,898		43,566		33,091
OPERATING PROFIT	5,272		2,476		7,520		17,828
FINANCING EXPENSE, NET	(8,709)		(10,499)		(27,238)		(29,713)
GAIN FROM ACQUISITION			19,467				19,467
OTHER EXPENSE, NET	(1,019)		(319)		(1,019)		(404)
PROFIT (LOSS) BEFORE INCOME TAX	(4,456)		11,125		(20,737)		7,178
INCOME TAX EXPENSE	(4,948)		(9,382)		(7,984)		(10,846)
NET PROFIT (LOSS) FOR THE PERIOD	$ (9,404)		$ 1,743		$ (28,721)		$ (3,668)
BASIC EARNINGS (LOSS) PER ORDINARY SHARE	$ (0.44)	[1]	$ 0.09	[1]	$ (1.34)	[1]	$ (0.19)	[1]
DILUTED EARNING (LOSS) PER ORDINARY SHARE	$ (0.44)	[1]	$ 0.03	[1]	$ (1.34)	[1]	$ (0.19)	[1]

[1]	Earning (Loss) per ordinary share includes the effect of the reverse stock split of one-for-fifteen effected on August 5, 2012.